Shareholders' Equity (Tables)	12 Months Ended
Apr. 30, 2023
Shareholder’s Equity [Abstract]
Schedule of Stock Company Incorporated In Japan Pursuant To the Laws of Japan	The Company is a stock company incorporated in Japan pursuant to the laws of Japan on May 1, 2018.
	Ordinary shares		Amount
Issued Date	Issued	Accumulated	JPY
May 1, 2018	5,000,000	1,000	10,000,000
July 3, 2018	5,000,000	2,000	10,000,000
May 13, 2019	600,000	2,120	30,000,000
July 3, 2019	200,000	2,160	10,000,000
July 16, 2019*	—	108,000	—
August 9, 2019	800,000	116,000	40,000,000
September 24, 2019	400,000	120,000	20,000,000
December 27, 2019	400,000	124,000	50,000,000
April 30, 2020	725,200	131,252	175,498,400
July 31, 2020	383,400	135,086	103,518,000
May 31, 2021	330,800	138,394	200,134,000
October 26, 2021**	—	13,839,400	—
*	On July 1, 2019, shareholders of the Company approved an increase in the number of the Company’s authorized Ordinary Shares from 2,160 to 108,000 and the Company’s board of directors approved a forward split of the Company’s outstanding Ordinary Shares at a ratio of 50-for-1 share, which became effective on July 16, 2019.
**	On October 25, 2021, shareholders of the Company approved an increase in the number of the Company’s authorized Ordinary Shares from 138,394 to 13,839,400 and the Company’s board of directors approved a forward split of the Company’s outstanding Ordinary Shares at a ratio of 100-for-1 share, which became effective on October 26, 2021.